OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,373	$ 3,373
Accumulated amortization and depreciation	3,016	2,833
Amortized cost	357	540
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	27	27
Accumulated amortization and depreciation	27	27
Weighted average amortization period
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	226	226
Accumulated amortization and depreciation	226	226
Weighted average amortization period
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	670	670
Accumulated amortization and depreciation	475	411
Weighted average amortization period	4 years 1 month 6 days	4 years 1 month 6 days
Customer List [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,450	2,450
Accumulated amortization and depreciation	$ 2,288	$ 2,169
Weighted average amortization period	2 years 6 months	2 years 6 months